Eaton Vance

Dividend Builder Fund

March 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 3.4%
Harris Corp.	86,400	$13,798,944
Lockheed Martin Corp.	53,100	15,938,496

		$29,737,440

Banks — 5.2%
Bank of America Corp.	497,000	$13,712,230
Canadian Imperial Bank of Commerce	97,372	7,694,454
JPMorgan Chase & Co.	163,000	16,500,490
People’s United Financial, Inc.	462,700	7,606,788

		$45,513,962

Beverages — 3.5%
Coca-Cola Co. (The)	320,700	$15,028,002
PepsiCo, Inc.	126,900	15,551,595

		$30,579,597

Biotechnology — 2.2%
AbbVie, Inc.	151,500	$12,209,385
Gilead Sciences, Inc.	115,400	7,502,154

		$19,711,539

Building Products — 0.8%
A.O. Smith Corp.	132,900	$7,086,228

		$7,086,228

Capital Markets — 2.2%
CME Group, Inc.	60,900	$10,022,922
S&P Global, Inc.	45,000	9,474,750

		$19,497,672

Chemicals — 1.1%
DowDuPont, Inc.	189,100	$10,080,921

		$10,080,921

Communications Equipment — 1.0%
Cisco Systems, Inc.	170,100	$9,183,699

		$9,183,699

Consumer Finance — 0.7%
Navient Corp.	498,700	$5,769,959

		$5,769,959

Containers & Packaging — 1.2%
International Paper Co.	236,353	$10,936,053

		$10,936,053

Diversified Telecommunication Services — 2.8%
Verizon Communications, Inc.	409,680	$24,224,378

		$24,224,378

Security	Shares	Value
Electric Utilities — 4.6%
Duke Energy Corp.	140,000	$12,600,000
Edison International	171,400	10,613,088
Evergy, Inc.	113,497	6,588,501
PPL Corp.	330,600	10,493,244

		$40,294,833

Electrical Equipment — 1.3%
Emerson Electric Co.	165,900	$11,359,173

		$11,359,173

Electronic Equipment, Instruments & Components — 0.8%
FLIR Systems, Inc.	151,800	$7,222,644

		$7,222,644

Energy Equipment & Services — 0.8%
Schlumberger, Ltd.	152,100	$6,626,997

		$6,626,997

Entertainment — 1.4%
Walt Disney Co. (The)	113,100	$12,557,493

		$12,557,493

Equity Real Estate Investment Trusts (REITs) — 5.2%
AvalonBay Communities, Inc.	58,300	$11,702,559
Mid-America Apartment Communities, Inc.	106,900	11,687,377
National Retail Properties, Inc.	221,500	12,268,885
Simon Property Group, Inc.	57,500	10,477,075

		$46,135,896

Food Products — 0.6%
Campbell Soup Co.	144,100	$5,494,533

		$5,494,533

Health Care Equipment & Supplies — 4.0%
Baxter International, Inc.	128,300	$10,432,073
Danaher Corp.	105,500	13,928,110
Medtronic PLC	114,900	10,465,092

		$34,825,275

Health Care Providers & Services — 2.9%
Anthem, Inc.	30,500	$8,752,890
UnitedHealth Group, Inc.	68,000	16,813,680

		$25,566,570

Hotels, Restaurants & Leisure — 2.0%
Extended Stay America, Inc.	276,000	$4,954,200
Starbucks Corp.	169,600	12,608,064

		$17,562,264

Household Products — 1.7%
Procter & Gamble Co. (The)	140,100	$14,577,405

		$14,577,405

Independent Power and Renewable Electricity Producers — 1.1%
NextEra Energy Partners, L.P.	201,800	$9,411,952

		$9,411,952

Security	Shares	Value
Insurance — 4.2%
Chubb, Ltd.	64,100	$8,979,128
First American Financial Corp.	166,000	8,549,000
Progressive Corp. (The)	274,200	19,767,078

		$37,295,206

Interactive Media & Services — 5.7%
Alphabet, Inc., Class A(1)	13,300	$15,652,637
Alphabet, Inc., Class C(1)	13,714	16,090,773
Facebook, Inc., Class A(1)	110,700	18,452,583

		$50,195,993

Internet & Direct Marketing Retail — 2.7%
Amazon.com, Inc.(1)	13,100	$23,327,825

		$23,327,825

IT Services — 3.8%
Cognizant Technology Solutions Corp., Class A	136,000	$9,853,200
Fidelity National Information Services, Inc.	67,900	7,679,490
Visa, Inc., Class A	99,900	15,603,381

		$33,136,071

Machinery — 1.2%
Stanley Black & Decker, Inc.	75,400	$10,267,218

		$10,267,218

Oil, Gas & Consumable Fuels — 5.6%
BP PLC	1,237,500	$8,986,073
ConocoPhillips	95,900	6,400,366
Exxon Mobil Corp.	264,500	21,371,600
Phillips 66	78,200	7,442,294
Pioneer Natural Resources Co.	35,700	5,436,396

		$49,636,729

Pharmaceuticals — 5.4%
Eli Lilly & Co.	75,900	$9,848,784
GlaxoSmithKline PLC ADR(2)	172,600	7,212,954
Johnson & Johnson	144,800	20,241,592
Merck & Co., Inc.	127,500	10,604,175

		$47,907,505

Professional Services — 0.8%
IHS Markit, Ltd.(1)	129,700	$7,053,086

		$7,053,086

Semiconductors & Semiconductor Equipment — 5.0%
Broadcom, Inc.	49,700	$14,945,287
QUALCOMM, Inc.(2)	269,500	15,369,585
Texas Instruments, Inc.	131,500	13,948,205

		$44,263,077

Software — 4.3%
Microsoft Corp.	324,567	$38,279,432

		$38,279,432

Specialty Retail — 3.5%
Home Depot, Inc. (The)	90,800	$17,423,612
Lowe’s Cos., Inc.	123,200	13,486,704

		$30,910,316

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	203,437	$38,642,858

		$38,642,858

Textiles, Apparel & Luxury Goods — 1.7%
Gildan Activewear, Inc.	321,700	$11,571,549
Levi Strauss & Co., Class A(1)	160,300	3,775,065

		$15,346,614

Tobacco — 1.1%
Philip Morris International, Inc.	111,435	$9,849,740

		$9,849,740

Total Common Stocks (identified cost $762,451,466)		$880,068,153

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.59%(3)	1,856,863	$1,856,863

Total Short-Term Investments (identified cost $1,856,863)		$1,856,863

Total Investments — 100.1% (identified cost $764,308,329)		$881,925,016

Other Assets, Less Liabilities — (0.1)%		$(1,041,422)

Net Assets — 100.0%		$880,883,594

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at September 30, 2018. The aggregate market value of securities on loan at September 30, 2018 was $17,625,391 and the total market value of the collateral received by the Fund was $17,921,797, comprised of U.S. Government and/or agencies securities.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2019 was $8,914.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at March 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$86,977,864	$—		$—	$86,977,864
Consumer Discretionary	87,147,019	—		—	87,147,019
Consumer Staples	60,501,275	—		—	60,501,275
Energy	47,277,653	8,986,073		—	56,263,726
Financials	108,076,799	—		—	108,076,799
Health Care	128,010,889	—		—	128,010,889
Industrials	65,503,145	—		—	65,503,145
Information Technology	170,727,781	—		—	170,727,781
Materials	21,016,974	—		—	21,016,974
Real Estate	46,135,896	—		—	46,135,896
Utilities	49,706,785	—		—	49,706,785
Total Common Stocks	$871,082,080	$8,986,073	*	$—	$880,068,153
Short-Term Investments	$—	$1,856,863		$—	$1,856,863
Total Investments	$871,082,080	$10,842,936		$—	$881,925,016

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.